Warrant Liabilities	3 Months Ended
Mar. 31, 2022
Warrants And Rights Note Disclosure [Abstract]
Warrants
13.	Warrant Liabilities

The following represents a summary of the warrant liabilities activity during the three months ended March 31, 2022 :

	Series A-4	Private Placement
	Warrants	Warrants	Total
Balance at December 31, 2021	$15,821	$—	$15,821
Assumed upon Business Combination	—	8,140	8,140
Changes in fair value	926	(4,410)	(3,484)
Conversion and exchange upon Business Combination	(16,747)	—	(16,747)
Balance at March 31, 2022	$—	$3,730	$3,730

Private Placement Warrants

At March 31, 2022, there were 7,520,000 Private Placement Warrants outstanding exercisable at $11.50 per share for common stock at the same terms as the Public Warrants. However, the warrants will not be redeemable by the Company for cash so long as they are held by the initial stockholders or their permitted transferees. The initial purchasers of the Private Placement Warrants, or their permitted transferees, also have the option to exercise the Private Placement Warrants on a cashless basis. If Private Placement Warrants are held by holders other than the initial purchasers thereof or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The warrants were initially recorded at fair value with subsequent changes in fair value being recorded in the accompanying condensed consolidated statements of operations. The warrants at issuance and at March 31, 2022, were valued utilizing a modified Monte Carlo Simulation value model and significant unobservable Level 3 inputs.

The following weighted-average assumptions were used to determine the fair value of the Private Placement Warrant liability at March 31, 2022:

Private Placement Warrants
Expected term	4.8 years
Expected volatility	40.0%
Expected dividend yield	0.0%
Risk free interest rate	2.4%
Price of Gelesis Common Stock	$4.53
Exercise price of warrants	$11.50

Legacy Gelesis Redeemable Preferred Stock Warrants

In connection with the Business Combination, Legacy Gelesis redeemable preferred stock warrants were reclassified from liability treatment to equity treatment pursuant to the terms of their exchange (see Note 15).